OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER EXPENSES
Schedule of other expenses

	01.01.2018	01.01.2017	01.01.2016
Detail	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Contingencies and Non-operating fees	10,192,495	5,377,190	9,959,181
Tax on bank debits	4,653,929	7,669,234	7,006,261
Disposal and write-off of Property, plant and equipment	262,366	3,025,497	4,800,278
Others	948,973	629,550	999,447
Total	16,057,763	16,701,471	22,765,167